Loans (Tables)	12 Months Ended
Aug. 31, 2021
Debt Disclosure [Abstract]
Schedule of Company’s outstanding loans
		As of August 31,
		2020	2021	2021
		RMB	RMB	US$

Short-term loans	(a)	789,550	498,574	77,174
Long-term loans, current portion	(b)	295,433	513,432	79,474
Long-term loans	(b)	1,023,151	135,000	20,897

Schedule of maturities of the loan principals
	RMB	US$
2022	1,012,007	156,648
2023	135,000	20,897
2024	-	-
2025	-	-
2026	-	-
	1,147,007	177,545